Short-term Investments	12 Months Ended
Dec. 31, 2019
Short-term Investments [Abstract]
Short-term Investments
6.	Short-term Investments

The following is a summary of short-term investments:

	December 31, 2018	December 31, 2019
	RMB in thousands
Financial products	858,021	1,070,113
Investment s in publicly traded companies	—	80,918
Money market funds	87,317	109,779

Total	945,338	1,260,810

For the years ended December 31, 2017, 2018 and 2019, the Group recorded investment income of RMB39.0 million
 and
 RMB13.8 million
,
and
investment loss of
RMB3.1 million
related to short-term investment
s
on
the consolidated statements of operations and comprehensive loss, respectively.